Convertible Notes Payable - Schedule of Convertible Notes Payable (Details) (Parenthetical) - USD ($)						1 Months Ended		3 Months Ended			12 Months Ended
	Apr. 05, 2019	Apr. 02, 2019	Feb. 02, 2019	Oct. 30, 2018	Oct. 19, 2018	Apr. 30, 2019	Oct. 31, 2018	Mar. 31, 2020		Mar. 31, 2019	Dec. 31, 2019		Dec. 31, 2018
Debt principal amount								$ 594,000			$ 1,006,000
Proceeds from issuance of convertible notes										$ 432,000	432,000		$ 1,772,000
Original issue discount								1,012,000			1,012,000
Fair value of common shares								3,430,000			1,195,000		2,979,000
Financing costs										84,000	1,625,000		798,000
Change in fair market value of derivative liability								(2,092,000)		$ (944,000)	(1,862,000)		1,167,000
Unamortized debt discount								137,000			274,000
Gain on extinguishment of derivative liability											$ 1,536,000		(534,000)
Debt conversion amount													3,066,000
Number of shares issued, shares											598,286
Note 1 [Member]
Original issue discount								$ 1,249,000	[1]		$ 1,249,000	[2]
Interest rate								12.00%	[1]		12.00%	[2]
Maturity date								Feb. 08, 2021	[1]		Feb. 08, 2021	[2]
Note 2 [Member]
Debt principal amount				$ 400,000
Original issue discount								$ 112,000	[3]		$ 112,000	[4]
Number of common stock shares issued upon conversion	182,333
Interest rate				5.00%				12.00%	[3]		12.00%	[4]
Maturity date				Apr. 29, 2019				Apr. 01, 2017	[3]		Apr. 01, 2021	[4]
Debt conversion percentage of amount				75.00%
Fair value of derivatives				$ 302,000
Outstanding balance of debt													400,000
Change in fair market value of derivative liability	$ 21,000
Unamortized debt discount	48,000												$ 199,000
Gain on extinguishment of derivative liability	187,000
Debt conversion amount	$ 410,000
Note 3 [Member]
Original issue discount								$ 343,000	[5]		$ 343,000	[6]
Interest rate								12.00%	[5]		12.00%	[6]
Maturity date								Jun. 04, 2021	[5]		Jun. 04, 2021	[6]
Outstanding balance of debt
Bellridge Capital, LLC [Member] | Note 1 [Member]
Debt principal amount					$ 1,500,000
Proceeds from issuance of convertible notes					1,242,000
Original issue discount					150,000
Settlement of financing expense					$ 109,000
Number of common stock shares issued upon conversion					96,667
Fair value of common shares					$ 595,000
Interest rate					10.00%
Maturity date					Apr. 30, 2019
Debt conversion percentage of amount					70.00%
Event of default description					Upon an Event of Default, the Company would owe Bellridge an amount equivalent to 110% of the then-outstanding principal amount of the note in addition to of all other amounts, costs, expenses, and liquidated damages that might also be due in respect thereof. The Company agreed that, on or after the occurrence of an Event of Default, it would reserve and keep available that number of shares of its Common Stock that equaled 200% of the number of such shares that potentially would be issuable pursuant to the terms of the securities purchase agreement and the note (assuming conversion in full of the note and on any date of determination).
Fair value of derivatives					$ 1,273,000
Aggregate cost incurred					$ 2,126,000
Financing costs							$ 626,000
Outstanding balance of debt						$ 1,500,000
Change in fair market value of derivative liability						670,000
Unamortized debt discount						144,000
Gain on extinguishment of derivative liability						1,396,000
Bellridge Capital, LLC [Member] | Note 3 [Member]
Debt principal amount			$ 500,000
Proceeds from issuance of convertible notes			432,000
Original issue discount			25,000
Settlement of financing expense			$ 43,000
Number of common stock shares issued upon conversion			16,667
Fair value of common shares		$ 55,000	$ 128,000
Interest rate			10.00%
Maturity date			Aug. 31, 2019
Debt conversion percentage of amount			70.00%
Event of default description			Upon an Event of Default, the Company will owe Bellridge an amount equivalent to 110% of the then-outstanding principal amount of the note in addition to of all other amounts, costs, expenses, and liquidated damages that might also be due in respect thereof. The Company has agreed that, on or after the occurrence of an Event of Default, it will reserve and keep available that number of shares of its Common Stock that is at least equal to 200% of the number of such shares that potentially would be issuable pursuant to the terms of the securities purchase agreement and the note (assuming conversion in full of the note and on any date of determination).
Fair value of derivatives			$ 388,000
Aggregate cost incurred			584,000
Financing costs		$ 80,000	$ 84,000
Outstanding balance of debt						525,000
Change in fair market value of derivative liability						260,000
Unamortized debt discount						366,000
Gain on extinguishment of derivative liability						$ 644,000
Number of shares issued, shares		8,606
Bellridge Capital, LLC [Member] | Note 3 [Member] | Minimum [Member]
Debt principal amount		$ 25,000
Bellridge Capital, LLC [Member] | Note 3 [Member] | Maximum [Member]
Debt principal amount		$ 525,000

[1]	On December 1, 2015, the Company issued a convertible note payable to Mr. Rory J. Cutaia, the Company's majority stockholder and Chief Executive Officer, to consolidate all loans and advances made by Mr. Cutaia to the Company as of that date. The note bears interest at a rate of 12% per annum, secured by the Company's assets, and will mature on February 8, 2021, as amended. As of March 31, 2020, and December 31, 2019, the outstanding balance of the note amounted to $825,000, respectively.
[2]	On December 1, 2015, the Company issued a convertible note payable to Mr. Rory J. Cutaia, the Company's majority stockholder and Chief Executive Officer, to consolidate all loans and advances made by Mr. Cutaia to the Company as of that date. The note bears interest at a rate of 12% per annum, secured by the Company's assets, and will mature on February 8, 2021, as amended. As of December 31, 2019 and 2018, the outstanding balance of the note amounted to $825,000, respectively.
[3]	On December 1, 2015, the Company issued a note payable to a former member of the Company's board of directors, in the amount of $112,000, representing unpaid consulting fees as of November 30, 2015. The note is unsecured, bears interest rate of 12% per annum, and matured in April 2017. As of March 31, 2020, and December 31, 2019, the outstanding principal balance of the note was equal to $112,000, respectively. As of March 31, 2020, the note was past due, and remains past due. The Company is currently in negotiations with the noteholder to settle the past due note.
[4]	On December 1, 2015, the Company issued a note payable to a former member of the Company's board of directors, in the amount of $112,000, representing unpaid consulting fees as of November 30, 2015. The note is unsecured, bears interest rate of 12% per annum, and matured in April 2017. As of December 31, 2019 and 2018, the outstanding principal balance of the note amounted to $112,000, respectively. As of December 31, 2019, the note was past due, and remains past due. The Company is currently in negotiations with the noteholder to settle the past due note.
[5]	On April 4, 2016, the Company issued a convertible note to Mr. Cutaia, in the amount of $343,000, to consolidate all advances made by Mr. Cutaia to the Company during the period December 2015 through March 2016. The note bears interest at a rate of 12% per annum, is secured by the Company's assets, and will mature on June 4, 2021, as amended. As of March 31, 2020, and December 31, 2019, the outstanding balance of the note amounted to $240,000, respectively.
[6]	On April 4, 2016, the Company issued a convertible note to Mr. Cutaia, in the amount of $343,000, to consolidate all advances made by Mr. Cutaia to the Company during the period December 2015 through March 2016. The note bears interest at a rate of 12% per annum, is secured by the Company's assets, and will mature on June 4, 2021, as amended. As of December 31, 2019, and December 31, 2018, the outstanding balance of the note amounted to $240,000, respectively.